Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 225,353		¥ 192,036
Less: Allowance for credit losses	(1,996)		(931)	¥ (268)
Total accounts receivable, net	¥ 223,357	$ 30,600	¥ 191,105